Order fulfilment cost (Tables)	12 Months Ended
Dec. 31, 2021
Order fulfilment cost
Schedule of order fulfilment cost
€ millions	2021	2020	2019
Courier costs	2,517	727	70
Order processing costs	406	193	41
Order fulfilment costs	2,923	920	111